DEFERRED INCOME	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
DEFERRED INCOME
13.	DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	June 30, 2026	December 31, 2025
Deferred, revenue beginning	$209,749	$86,681
Revenue recognized	(139,843)	(90,781)
Unearned revenues received	99,586	223,426
Foreign exchange	2,028	(9,577)
	$171,520	$209,749
Current portion	$139,759	$165,237
Long term portion	31,761	44,512
	$171,520	$209,749

Deferred revenue of $139,759 (2025 - $165,237) as of June 30, 2026 is expected to be recognized as revenue within one year. The remaining is related to long-term support and maintenance arrangements and will be recognized according to the terms of these arrangements over the next 2.0 years.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)